Fair value of financial instruments (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of Fair value of financial instruments [Line Items]
Carrying amount	$ 6,267,747
Carrying amount	7,609,185
Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Carrying amount	0
Origination	8,750
Carrying amount	$ 8,750